SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche Communications Fund
Deutsche Science and Technology Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of each fund’s summary prospectus.
Sebastian P. Werner, PhD, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Daniel Fletcher, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Please Retain This Supplement for Future Reference
April 19, 2018
PROSTKR-1014